Share Capital (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Share Capital

B) Issued and Outstanding

	As at June 30, 2018		December 31, 2017
As at	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,228,790	11,040	833,290	5,534
Common Shares Issued, Net of Issuance Costs and Tax	-	-	187,500	2,927
Common Shares Issued to ConocoPhillips	-	-	208,000	2,579
Outstanding, End of Period	1,228,790	11,040	1,228,790	11,040